Consolidated Balance Sheets - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	CAD 70	CAD 176
Restricted cash and cash equivalents	483	496
Accounts receivable	984	875
Material and supplies	424	363
Other current assets	229	197
Total current assets	2,190	2,107
Properties	34,189	33,755
Pension asset	994	907
Intangible and other assets	256	288
Total assets	37,629	37,057
Current liabilities
Accounts payable and other	1,903	1,519
Current portion of long-term debt	2,080	1,489
Total current liabilities	3,983	3,008
Deferred income taxes	6,953	8,473
Other liabilities and deferred credits	590	593
Pension and other postretirement benefits	699	694
Long-term debt	8,748	9,448
Shareholders' equity
Common shares	3,780	3,730
Common shares in Share Trusts	(168)	(137)
Additional paid-in capital	242	364
Accumulated other comprehensive loss	(2,784)	(2,358)
Retained earnings	15,586	13,242
Total shareholders' equity	16,656	14,841
Total liabilities and shareholders' equity	CAD 37,629	CAD 37,057